Segment Information - Segment Assets, Liabilities and Investments Accounted for by the Equity Method (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Fixed Assets	€ 21,439	€ 22,944	€ 23,714
Rights of use	7,907	8,448	8,279
Investments accounted for by the equity method	232	325
Financial assets and other non-current assets	7,403	7,268
Deferred tax assets	6,673	6,240	4,884
Current financial assets	1,800	1,078
Non-current assets and disposal groups held for sale	138	273
Total allocated assets	100,502	104,324
Non-current financial liabilities	33,192	33,360
Non-current lease liabilities	6,077	6,708
Deferred tax liabilities	2,905	2,702	€ 3,067
Current financial liabilities	5,590	3,701
Current lease liabilities	2,226	2,239
Liabilities associated with non-current assets and disposal groups held for sale	33	37
VMO2
Disclosure of operating segments [line items]
Fixed Assets	10,994	10,011
Current financial assets	660	567
Total allocated assets	48,247	46,455
Non-current financial liabilities	21,754	21,061
Non-current lease liabilities	950	663
Current financial liabilities	4,970	4,165
Current lease liabilities	197	201
Total allocated liabilities	32,804	30,727
Other companies
Disclosure of operating segments [line items]
Fixed Assets	1,971	2,243
Rights of use	132	111
Investments accounted for by the equity method	388	361
Financial assets and other non-current assets	7,941	7,384
Deferred tax assets	2,442	1,882
Current financial assets	3,658	3,660
Non-current assets and disposal groups held for sale	59	0
Total allocated assets	24,705	23,096
Non-current financial liabilities	29,634	28,948
Non-current lease liabilities	42	44
Deferred tax liabilities	1,447	838
Current financial liabilities	6,903	6,960
Current lease liabilities	36	20
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	41,508	40,159
Operating segments | Telefónica Spain
Disclosure of operating segments [line items]
Fixed Assets	14,119	14,186
Rights of use	1,535	1,771
Investments accounted for by the equity method	217	233
Financial assets and other non-current assets	1,126	1,058
Deferred tax assets	2,507	2,676
Current financial assets	33	36
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	25,858	27,119
Non-current financial liabilities	507	695
Non-current lease liabilities	988	1,223
Deferred tax liabilities	86	82
Current financial liabilities	612	1,458
Current lease liabilities	480	486
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	15,756	16,869
Operating segments | VMO2
Disclosure of operating segments [line items]
Fixed Assets	0	0
Rights of use	0	0
Investments accounted for by the equity method	7,641	7,774
Financial assets and other non-current assets	0	0
Deferred tax assets	0	0
Current financial assets	0	0
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	7,641	7,774
Non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Current financial liabilities	0	0
Current lease liabilities	0	0
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	0	0
Operating segments | Telefónica Germany
Disclosure of operating segments [line items]
Fixed Assets	10,710	11,114
Rights of use	3,064	3,203
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	728	962
Deferred tax assets	604	538
Current financial assets	107	10
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	17,805	18,565
Non-current financial liabilities	474	1,235
Non-current lease liabilities	2,401	2,559
Deferred tax liabilities	290	254
Current financial liabilities	771	286
Current lease liabilities	606	555
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	9,373	9,937
Operating segments | Telefónica Brazil
Disclosure of operating segments [line items]
Fixed Assets	15,348	18,749
Rights of use	2,058	2,258
Investments accounted for by the equity method	4	3
Financial assets and other non-current assets	1,004	1,054
Deferred tax assets	278	406
Current financial assets	32	55
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	22,277	26,114
Non-current financial liabilities	362	688
Non-current lease liabilities	1,666	1,817
Deferred tax liabilities	798	927
Current financial liabilities	270	48
Current lease liabilities	702	725
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	8,743	9,837
Operating segments | Telefónica Hispam
Disclosure of operating segments [line items]
Fixed Assets	5,627	6,742
Rights of use	1,177	1,179
Investments accounted for by the equity method	187	219
Financial assets and other non-current assets	1,434	1,374
Deferred tax assets	842	738
Current financial assets	394	272
Non-current assets and disposal groups held for sale	79	273
Total allocated assets	14,204	15,019
Non-current financial liabilities	6,906	6,164
Non-current lease liabilities	1,010	1,111
Deferred tax liabilities	284	601
Current financial liabilities	765	768
Current lease liabilities	444	476
Liabilities associated with non-current assets and disposal groups held for sale	33	37
Total allocated liabilities	14,265	13,720
Eliminations
Disclosure of operating segments [line items]
Fixed Assets	0	(12)
Rights of use	(59)	(74)
Investments accounted for by the equity method	(62)	0
Financial assets and other non-current assets	(4,830)	(4,564)
Deferred tax assets	0	0
Current financial assets	(2,424)	(2,955)
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	(11,988)	(13,363)
Non-current financial liabilities	(4,691)	(4,370)
Non-current lease liabilities	(30)	(46)
Deferred tax liabilities	0	0
Current financial liabilities	(3,731)	(5,819)
Current lease liabilities	(42)	(23)
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	(11,892)	(13,294)
Telefónica, S.A.
Disclosure of operating segments [line items]
Fixed Assets	47,775	53,022
Rights of use	7,907	8,448
Investments accounted for by the equity method	8,375	8,590
Financial assets and other non-current assets	7,403	7,268
Deferred tax assets	6,673	6,240
Current financial assets	1,800	1,078
Non-current assets and disposal groups held for sale	138	273
Total allocated assets	100,502	104,324
Non-current financial liabilities	33,192	33,360
Non-current lease liabilities	6,077	6,708
Deferred tax liabilities	2,905	2,702
Current financial liabilities	5,590	3,701
Current lease liabilities	2,226	2,239
Liabilities associated with non-current assets and disposal groups held for sale	33	37
Total allocated liabilities	€ 77,753	€ 77,228